Condensed Consolidated Statements of Shareholders' Equity (Unaudited) (Parenthetical)	6 Months Ended
Jun. 30, 2022 $ / shares
Statement Of Stockholders Equity [Abstract]
Common stock, dividends, per share, declared	$ 0.25